Basis of presentation (Table)	6 Months Ended
Jun. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Entities included in consolidation
Company name	Vessel name	Country of incorporation	2014	2013
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 06/30	1/01 - 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Floral Marine Ltd.	Navios BuenaVentura	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 - 06/30	—
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 - 06/30	—
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/18 - 06/30	—
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/07 - 06/30	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 - 06/30	—
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 - 06/30	—
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 - 06/30	—
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 - 06/30	—
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 - 06/30	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 06/30	1/01 - 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 - 06/30	6/19 - 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 - 06/30	—